SUPPLEMENTAL CASH FLOW INFORMATION (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	$ 3,058	$ 863
Payments for purchase of mining machines in form of cryptocurrencies		2,210	$ 4,805	$ 11,986
Lending made to a related party in form of cryptocurrencies		50,025	150,025	30,015
Collection of lending from a related party in form of cryptocurrencies		50,381	151,525	30,735
Purchase of wealth management products using cryptocurrencies		149,972	149,972	30,004
Redemption of wealth management products in form of cryptocurrencies		$ 150,268	$ 150,268	$ 30,724
Liabilities assumed in connection with acquisition of intangible assets	$ 4,896